Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash provided by (used in) operating activities:
Loss for the year	$ (1,864)	$ (594)
Adjustment to reconcile net income (loss) for the year to net cash provided by (used in) operating activities:
Depreciation of property and equipment	146	166
Amortization of intangible assets	1,890	1,908
Increase in allowance for doubtful accounts	180
Options issued for services received	516
Warrants issued for services	187
Common shares issued for services received	174	643
Net income (loss) attributable to non-controlling interest	(105)	(104)
Changes in operating assets and liabilities net of effects of acquistions:
Accounts receivable	(1,988)	(6,287)
Other assets	(437)	(3)
Accounts payable and accrued expenses	(244)	488
Income taxes		23
Deferred income taxes	(210)
Net cash provided by (used in) operating activities	(1,755)	(3,760)
Cash used in investing activities:
Acquisition of intangible assets	(1,122)	(1,211)
Acquisition of property and equipment	(49)	(131)
Other assets	4	(23)
Net cash provided by (used in) investing activities	(1,167)	(1,365)
Cash flow from financing activities:
Increase (decrease) in long-term borrowing, net	(68)
Cash proceeds from issuance of common stock		6,000
Proceeds from issuance of preferred stock, net	982
Proceeds from issuance of convertible debenture, net	3,202
Repurchase of common stock		(4)
Advances from related parties, net of repayment	(33)	500
Net cash provided by financing activities	4,083	6,496
Increase in cash during the year	1,161	1,371
Foreign exchange effect on cash	(59)
Cash at beginning of the year	2,070	699
Cash at end of the year	3,172	2,070
Interest paid
Income taxes paid
Non-cash transactions:
Common stock issued for services received	65	643
Settlement of subscription receivable through partial repayment of loan payable		500
Common stock issued for settlement of debt	822
Common stock issued for services to be received in the future	0
Fair value of warrants issued for services received	$ 187